Employee compensation and benefits - Movement on HSBC share option plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 USD ($) shares year	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2017 GBP (£) shares year	Dec. 31, 2016 GBP (£) shares year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares) | shares	70,027	70,027	74,775	74,775
Granted during the year (in shares) | shares	10,447	10,447	15,044	15,044
Exercised during the year (in shares) | shares	(9,503)	(9,503)	(4,354)	(4,354)
Expired during the year (in shares) | shares	(3,902)	(3,902)	(13,243)	(13,243)
Forfeited during the year (in shares) | shares	(2,399)	(2,399)	(2,195)	(2,195)
Share options outstanding at end of period (in shares) | shares	64,670	64,670	70,027	70,027
Of which exercisable (in shares) | shares	1,129		1,086		1,129	1,086
Outstanding at 1 Jan 2017 | £		£ 4.30		£ 4.36
Granted during the year | £		5.96		4.40
Exercised during the year | £		4.83		5.02
Expired during the year | £		4.45		4.49
Forfeited during the year | £		4.27		4.34
Outstanding at 31 Dec 2017 | £		£ 4.49		£ 4.30
Of which exercisable | £					£ 5.00	£ 5.25
Weighted average remaining contractual life (years) | year	2.42		2.91		2.42	2.91
Weighted average fair value of options granted | $	$ 1.29		$ 1.28
Weighted average share price at the date the options were exercise | $	$ 9.93		$ 6.98